Commitments and Contingencies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Lease Payments

The Company is committed under various operating leases for buildings with varying expiration dates. Future minimum lease payments under non-cancelable operating leases as of March 31, 2020, are as follows:

Year Ended	Amounts
2020	$944,234
2021	716,367
2022	301,455
2023	103,868
2024	—
Thereafter	—

$2,065,924

Future minimum lease payments under noncancelable operating leases as of December 31, 2019, are as follows:

Year Ended	Amounts
2020	$944,234
2021	716,367
2022	301,455
2023	103,868
2024	—
Thereafter	—

$2,065,924